OTHER INCOME, NET (Details) - CAD CAD in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign exchange gain on working capital balances		CAD 5.8	CAD 3.5	CAD 5.5
Gain on disposal of property, plant and equipment		2.6	0.0	0.6
Gain on disposal of non-core assets	[1]	0.0	2.4	8.1
Loss on redemption of Floating Rate Notes		0.0	(2.4)	0.0
Loss on purchase of Floating Rate Notes		0.0	0.0	(2.3)
Gain (loss) on derivative financial instruments		(13.9)	(2.2)	0.1
Gain on purchase of senior secured notes		0.0	1.4	0.0
Loss on settlement of Snowflake union pension liability		0.0	(1.2)	0.0
Bargain purchase gain on acquisition of Biron and Rumford mills, net of tax		43.9	0.0	0.0
Settlement gain on special pension portability election		0.0	0.0	2.6
Other		4.6	(0.3)	0.3
Other income, net		CAD 43.0	CAD 1.2	CAD 14.9

[1]	For the year ended December 31, 2014, the gain on disposal of non-core assets includes gains on the sale of Poplar Farm lands ($0.3 million) and of our interest in PRSC Limited Partnership and PRSC Land Development, including repayment of the mortgage receivable ($2.1 million). For the year ended December 31, 2013, the gain on the disposal of non-core assets included gains on the sale of the Elk Falls site ($3.1 million) and our interest in Powell River Energy ($5.3 million), partially offset by a loss on the sale of poplar land ($0.3 million).